Summary of Significant Accounting Policies (Details)- Property and Equipment, net	12 Months Ended
Dec. 31, 2020
Computer and office equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years